Subsequent Events	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events

23.	SUBSEQUENT EVENTS
Special cash dividend
On March 16, 2023, the Company declared a special cash dividend in the amount of US$0.72 per ADS, or US$0.36 per ordinary share. The cash dividend will be paid on May 22, 2023 to shareholders of record at the close of business on April 28, 2023. The ex-dividend
date was April 27, 2023. The aggregate amount of cash dividends to be paid is approximately US$137 million, which will be funded by surplus cash on the Company’s balance sheet.